Financial liabilities on funding arrangements - Reconciliation of financial liabilities on funding arrangements (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Financial Liabilities At Amortised Cost [Abstract]
Beginning balance	£ 3,090	£ 5,919
Unwinding of discount factor	232	754
De-recognition of financial liabilities – Finance income	0	(3,085)
Re-measurement of financial liabilities on funding arrangements	(2,784)	410
Net finance costs on funding arrangements accounted for as financial liabilities	(2,552)	(1,921)
Re-measurement / de-recognition of financial liabilities – Other operating income	(539)	(908)
Ending balance	£ 0	£ 3,090